Leases - Schedule of Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Schedule of Right of Use Assets [Line Items]
Cost, balance at beginning of year	$ 202	$ 163	$ 166
Cost, additions during year	66	197
Cost, derecognition during Year		(163)
Cost, foreign currency translation reserve	30	5	(3)
Cost, balance at end of year	298	202	163
Accumulated depreciation [Member]
Schedule of Right of Use Assets [Line Items]
Accumulated depreciation, balance at beginning of year	7	73
Accumulated depreciation, additions during year	143	95	72
Accumulated depreciation, derecognition during Year		(163)
Accumulated depreciation, foreign currency translation reserve	11	2	1
Accumulated depreciation, balance at end of year	161	7	73
Net book value [Member]
Schedule of Right of Use Assets [Line Items]
Net book value, balance at end of year	137	195	90
Offices [Member] | Cost [Member]
Schedule of Right of Use Assets [Line Items]
Cost, balance at beginning of year	202	163	166
Cost, additions during year	66	197
Cost, derecognition during Year		(163)
Cost, foreign currency translation reserve	30	5	(3)
Cost, balance at end of year	298	202	163
Offices [Member] | Accumulated depreciation [Member]
Schedule of Right of Use Assets [Line Items]
Accumulated depreciation, balance at beginning of year	7	73
Accumulated depreciation, additions during year	143	95	72
Accumulated depreciation, derecognition during Year		(163)
Accumulated depreciation, foreign currency translation reserve	11	2	1
Accumulated depreciation, balance at end of year	161	7	73
Offices [Member] | Net book value [Member]
Schedule of Right of Use Assets [Line Items]
Net book value, balance at end of year	$ 137	$ 195	$ 90